Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class A
Trading Symbol	PRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$43	0.42%
[1],[2]
Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.42%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.96%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.96	4.18	3.47
Class A (with sales charge)	1.72	3.34	3.05
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class C
Trading Symbol	PRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$120	1.17%
[4],[5]
Expenses Paid, Amount	$ 120	[4]
Expense Ratio, Percent	1.17%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.20	3.42	2.84
Class C (with sales charge)	4.20	3.42	2.84
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class R
Trading Symbol	PRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.81%
[7],[8]
Expenses Paid, Amount	$ 83	[7]
Expense Ratio, Percent	0.81%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.50	3.76	3.12
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class R3
Trading Symbol	PACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$59	0.57%
[10],[11]
Expenses Paid, Amount	$ 59	[10]
Expense Ratio, Percent	0.57%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus Maturity Fund returned 5.77%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	5.77	4.02	3.31
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class R4
Trading Symbol	PACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$33	0.32%
[13],[14]
Expenses Paid, Amount	$ 33	[13]
Expense Ratio, Percent	0.32%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.03%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	6.03	4.30	3.57
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class R5
Trading Symbol	PACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$16	0.16%
[16],[17]
Expenses Paid, Amount	$ 16	[16]
Expense Ratio, Percent	0.16%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.19%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.19	4.44	3.73
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class R6
Trading Symbol	PREWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$7	0.07%
[19],[20]
Expenses Paid, Amount	$ 7	[19]
Expense Ratio, Percent	0.07%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.30%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.30	4.55	3.82
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[21]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus Maturity Fund
Class Name	Class Y
Trading Symbol	PRMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus Maturity Fund (previously known as Putnam Retirement Advantage Plus Maturity Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$16	0.16%
[22],[23]
Expenses Paid, Amount	$ 16	[22]
Expense Ratio, Percent	0.16%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus Maturity Fund returned 6.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the international high dividend equity, U.S. high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the global fixed income strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.20	4.44	3.72
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Russell 3000 Index	19.60	11.82	14.56
S&P Target Date To Retirement Income Index	8.69	3.92	4.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 626,311,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$626,311,459
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	105%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement Maturity Fund to Putnam Retirement Advantage Plus Maturity Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus Maturity Fund to Franklin Retirement Advantage Plus Maturity Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class A
Trading Symbol	PRRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$41	0.40%
[25],[26]
Expenses Paid, Amount	$ 41	[25]
Expense Ratio, Percent	0.40%	[25]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.27%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	6.27	4.62	5.45
Class A (with sales charge)	0.16	3.39	4.82
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[27]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.15%
[28],[29]
Expenses Paid, Amount	$ 118	[28]
Expense Ratio, Percent	1.15%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2030 Fund returned 5.46%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.46	3.84	4.82
Class C (with sales charge)	4.46	3.84	4.82
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.77%
[31],[32]
Expenses Paid, Amount	$ 79	[31]
Expense Ratio, Percent	0.77%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2030 Fund returned 5.82%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.82	4.20	5.10
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[33]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class R3
Trading Symbol	PADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$57	0.55%
[34],[35]
Expenses Paid, Amount	$ 57	[34]
Expense Ratio, Percent	0.55%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.10%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	6.10	4.47	5.30
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[36]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class R4
Trading Symbol	PADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$30	0.29%
[37],[38]
Expenses Paid, Amount	$ 30	[37]
Expense Ratio, Percent	0.29%	[37]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.35%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	6.35	4.73	5.57
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[39]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class R5
Trading Symbol	PADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$15	0.15%
[40],[41]
Expenses Paid, Amount	$ 15	[40]
Expense Ratio, Percent	0.15%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.52%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.52	4.89	5.72
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[42]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class R6
Trading Symbol	PREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$5	0.05%
[43],[44]
Expenses Paid, Amount	$ 5	[43]
Expense Ratio, Percent	0.05%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.62%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.62	4.99	5.81
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[45]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2030 Fund
Class Name	Class Y
Trading Symbol	PRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2030 Fund (previously known as Putnam Retirement Advantage Plus 2030 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$15	0.15%
[46],[47]
Expenses Paid, Amount	$ 15	[46]
Expense Ratio, Percent	0.15%	[46]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2030 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 12.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, international high dividend equity and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, global fixed income and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.48	4.88	5.71
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2030 Index	12.48	5.99	7.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 545,803,406
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$545,803,406
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[48]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2030 Fund to Putnam Retirement Advantage Plus 2030 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2030 Fund to Franklin Retirement Advantage Plus 2030 Fund.
Material Fund Change Objectives [Text Block]
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.

Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class A
Trading Symbol	PRRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$37	0.36%
[49],[50]
Expenses Paid, Amount	$ 37	[49]
Expense Ratio, Percent	0.36%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.15%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	8.15	5.89	6.91
Class A (with sales charge)	1.93	4.64	6.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[51]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.11%
[52],[53]
Expenses Paid, Amount	$ 115	[52]
Expense Ratio, Percent	1.11%	[52]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2035 Fund returned 7.34%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	7.34	5.10	6.27
Class C (with sales charge)	6.34	5.10	6.27
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[54]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.76%
[55],[56]
Expenses Paid, Amount	$ 79	[55]
Expense Ratio, Percent	0.76%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2035 Fund returned 7.72%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	7.72	5.46	6.55
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[57]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class R3
Trading Symbol	PADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.51%
[58],[59]
Expenses Paid, Amount	$ 53	[58]
Expense Ratio, Percent	0.51%	[58]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.02%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	8.02	5.73	6.77
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[60]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class R4
Trading Symbol	PADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$27	0.26%
[61],[62]
Expenses Paid, Amount	$ 27	[61]
Expense Ratio, Percent	0.26%	[61]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.29%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	8.29	6.00	7.04
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[63]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class R5
Trading Symbol	PADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$11	0.11%
[64],[65]
Expenses Paid, Amount	$ 11	[64]
Expense Ratio, Percent	0.11%	[64]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.40%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	8.40	6.15	7.20
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[66]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class R6
Trading Symbol	PREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$1	0.01%
[67],[68]
Expenses Paid, Amount	$ 1	[67]
Expense Ratio, Percent	0.01%	[67]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.54%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	8.54	6.26	7.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[69]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2035 Fund
Class Name	Class Y
Trading Symbol	PRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2035 Fund (previously known as Putnam Retirement Advantage Plus 2035 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$11	0.11%
[70],[71]
Expenses Paid, Amount	$ 11	[70]
Expense Ratio, Percent	0.11%	[70]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2035 Fund returned 8.43%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 15.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small cap equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental large cap value equity, fundamental international equity, and fundamental emerging market strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	8.43	6.15	7.18
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2035 Index	15.04	7.18	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 411,853,996
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$411,853,996
Total Number of Portfolio Holdings	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	126%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2035 Fund to Putnam Retirement Advantage Plus 2035 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2035 Fund to Franklin Retirement Advantage Plus 2035 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class A
Trading Symbol	PRRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$36	0.34%
[73],[74]
Expenses Paid, Amount	$ 36	[73]
Expense Ratio, Percent	0.34%	[73]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.01%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	10.01	6.75	8.08
Class A (with sales charge)	3.68	5.50	7.44
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[75]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.09%
[76],[77]
Expenses Paid, Amount	$ 114	[76]
Expense Ratio, Percent	1.09%	[76]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.19%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	9.19	5.96	7.43
Class C (with sales charge)	8.19	5.96	7.43
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[78]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$77	0.73%
[79],[80]
Expenses Paid, Amount	$ 77	[79]
Expense Ratio, Percent	0.73%	[79]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.62%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	9.62	6.33	7.72
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[81]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class R3
Trading Symbol	PAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.46%
[82],[83]
Expenses Paid, Amount	$ 48	[82]
Expense Ratio, Percent	0.46%	[82]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2040 Fund returned 9.90%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	9.90	6.61	7.95
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[84]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class R4
Trading Symbol	PAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$24	0.23%
[85],[86]
Expenses Paid, Amount	$ 24	[85]
Expense Ratio, Percent	0.23%	[85]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.11%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	10.11	6.87	8.22
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[87]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class R5
Trading Symbol	PABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$8	0.08%
[88],[89]
Expenses Paid, Amount	$ 8	[88]
Expense Ratio, Percent	0.08%	[88]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.29%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	10.29	7.02	8.38
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[90]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class R6
Trading Symbol	PREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(2)	-0.02%
[91],[92]
Expenses Paid, Amount	$ (2)
Expense Ratio, Percent	(0.02%)	[91]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.43%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	10.43	7.13	8.45
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[93]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2040 Fund
Class Name	Class Y
Trading Symbol	PRZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2040 Fund (previously known as Putnam Retirement Advantage Plus 2040 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$8	0.08%
[94],[95]
Expenses Paid, Amount	$ 8	[94]
Expense Ratio, Percent	0.08%	[94]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2040 Fund returned 10.30%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 17.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental U.S. large- capitalization growth equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	10.30	7.03	8.35
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2040 Index	17.12	8.21	9.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 424,493,212
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$424,493,212
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[96]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2040 Fund to Putnam Retirement Advantage Plus 2040 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2040 Fund to Franklin Retirement Advantage Plus 2040 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class A
Trading Symbol	PRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$34	0.32%
[97],[98]
Expenses Paid, Amount	$ 34	[97]
Expense Ratio, Percent	0.32%	[97]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.58%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	11.58	7.36	8.96
Class A (with sales charge)	5.17	6.10	8.32
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[99]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$113	1.07%
[100],[101]
Expenses Paid, Amount	$ 113	[100]
Expense Ratio, Percent	1.07%	[100]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2045 Fund returned 10.78%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	10.78	6.56	8.31
Class C (with sales charge)	9.78	6.56	8.31
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[102]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.72%
[103],[104]
Expenses Paid, Amount	$ 76	[103]
Expense Ratio, Percent	0.72%	[103]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.15%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	11.15	6.93	8.60
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[105]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class R3
Trading Symbol	PACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.45%
[106],[107]
Expenses Paid, Amount	$ 48	[106]
Expense Ratio, Percent	0.45%	[106]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.43%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	11.43	7.21	8.86
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[108]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class R4
Trading Symbol	PACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.22%
[109],[110]
Expenses Paid, Amount	$ 23	[109]
Expense Ratio, Percent	0.22%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.71%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	11.71	7.47	9.13
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[111]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class R5
Trading Symbol	PACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.07%
[112],[113]
Expenses Paid, Amount	$ 7	[112]
Expense Ratio, Percent	0.07%	[112]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.86%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	11.86	7.64	9.28
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[114]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class R6
Trading Symbol	PREKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(3)	-0.03%
[115],[116]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.03%)	[115]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2045 Fund returned 12.01%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.01	7.75	9.35
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[117]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2045 Fund
Class Name	Class Y
Trading Symbol	PRVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2045 Fund (previously known as Putnam Retirement Advantage Plus 2045 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.07%
[118],[119]
Expenses Paid, Amount	$ 7	[118]
Expense Ratio, Percent	0.07%	[118]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2045 Fund returned 11.86%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 18.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	11.86	7.63	9.24
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2045 Index	18.95	9.08	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,733,282
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,733,282
Total Number of Portfolio Holdings	6
Total Management Fee Paid	$0
Portfolio Turnover Rate	116%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[120]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2045 Fund to Putnam Retirement Advantage Plus 2045 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2045 Fund to Franklin Retirement Advantage Plus 2045 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class A
Trading Symbol	PRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
[121],[122]
Expenses Paid, Amount	$ 33	[121]
Expense Ratio, Percent	0.31%	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.22%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	12.22	7.72	9.50
Class A (with sales charge)	5.77	6.45	8.86
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[123]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.06%
[124],[125]
Expenses Paid, Amount	$ 112	[124]
Expense Ratio, Percent	1.06%	[124]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2050 Fund returned 11.38%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	11.38	6.92	8.85
Class C (with sales charge)	10.38	6.92	8.85
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[126]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class R
Trading Symbol	PRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
[127],[128]
Expenses Paid, Amount	$ 75	[127]
Expense Ratio, Percent	0.71%	[127]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2050 Fund returned 11.78%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	11.78	7.30	9.15
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[129]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class R3
Trading Symbol	PADWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
[130],[131]
Expenses Paid, Amount	$ 49	[130]
Expense Ratio, Percent	0.46%	[130]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.04%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.04	7.56	9.39
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[132]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class R4
Trading Symbol	PAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
[133],[134]
Expenses Paid, Amount	$ 20	[133]
Expense Ratio, Percent	0.19%	[133]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.36%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	12.36	7.84	9.66
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[135]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class R5
Trading Symbol	PAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
[136],[137]
Expenses Paid, Amount	$ 6	[136]
Expense Ratio, Percent	0.06%	[136]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.50%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	12.50	7.99	9.83
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[138]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class R6
Trading Symbol	PREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$4)	-0.04%
[139],[140]
Expenses Paid, Amount	$ 4	[139]
Expense Ratio, Percent	(0.04%)	[139]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.60%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.60	8.09	9.88
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[141]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2050 Fund
Class Name	Class Y
Trading Symbol	PRRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2050 Fund (previously known as Putnam Retirement Advantage Plus 2050 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
[142],[143]
Expenses Paid, Amount	$ 6	[142]
Expense Ratio, Percent	0.06%	[142]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2050 Fund returned 12.48%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 19.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	12.48	7.99	9.78
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2050 Index	19.95	9.57	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 287,736,588
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$287,736,588
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[144]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2050 Fund to Putnam Retirement Advantage Plus 2050 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2050 Fund to Franklin Retirement Advantage Plus 2050 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class A
Trading Symbol	PRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
[145],[146]
Expenses Paid, Amount	$ 33	[145]
Expense Ratio, Percent	0.31%	[145]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.60%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	12.60	8.08	9.89
Class A (with sales charge)	6.13	6.81	9.24
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[147]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.06%
[148],[149]
Expenses Paid, Amount	$ 112	[148]
Expense Ratio, Percent	1.06%	[148]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2055 Fund returned 11.80%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	11.80	7.29	9.22
Class C (with sales charge)	10.80	7.29	9.22
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[150]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class R
Trading Symbol	PRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
[151],[152]
Expenses Paid, Amount	$ 75	[151]
Expense Ratio, Percent	0.71%	[151]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.21%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	12.21	7.67	9.53
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[153]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class R3
Trading Symbol	PAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
[154],[155]
Expenses Paid, Amount	$ 49	[154]
Expense Ratio, Percent	0.46%	[154]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.46%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.46	7.92	9.77
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[156]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class R4
Trading Symbol	PAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$22	0.21%
[157],[158]
Expenses Paid, Amount	$ 22	[157]
Expense Ratio, Percent	0.21%	[157]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.78%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	12.78	8.20	10.06
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[159]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class R5
Trading Symbol	PAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
[160],[161]
Expenses Paid, Amount	$ 6	[160]
Expense Ratio, Percent	0.06%	[160]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.94%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	12.94	8.36	10.23
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[162]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class R6
Trading Symbol	PREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(4)	-0.04%
[163],[164]
Expenses Paid, Amount	$ (4)
Expense Ratio, Percent	(0.04%)	[163]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2055 Fund returned 13.08%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	13.08	8.47	10.29
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[165]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2055 Fund
Class Name	Class Y
Trading Symbol	PRTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2055 Fund (previously known as Putnam Retirement Advantage Plus 2055 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
[166],[167]
Expenses Paid, Amount	$ 6	[166]
Expense Ratio, Percent	0.06%	[166]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2055 Fund returned 12.96%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental international and fundamental emerging markets equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	12.96	8.37	10.17
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2055 Index	20.47	9.75	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 180,932,758
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$180,932,758
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	114%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[168]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2055 Fund to Putnam Retirement Advantage Plus 2055 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2055 Fund to Franklin Retirement Advantage Plus 2055 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class A
Trading Symbol	PRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.31%
[169],[170]
Expenses Paid, Amount	$ 33	[169]
Expense Ratio, Percent	0.31%	[169]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.15%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	13.15	8.47	10.24
Class A (with sales charge)	6.64	7.19	9.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[171]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$113	1.06%
[172],[173]
Expenses Paid, Amount	$ 113	[172]
Expense Ratio, Percent	1.06%	[172]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.33%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	12.33	7.66	9.59
Class C (with sales charge)	11.33	7.66	9.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[174]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class R
Trading Symbol	PRTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.71%
[175],[176]
Expenses Paid, Amount	$ 75	[175]
Expense Ratio, Percent	0.71%	[175]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.65%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	12.65	8.04	9.87
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[177]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class R3
Trading Symbol	PAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.46%
[178],[179]
Expenses Paid, Amount	$ 49	[178]
Expense Ratio, Percent	0.46%	[178]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2060 Fund returned 12.94%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R3	12.94	8.32	10.12
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[180]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class R4
Trading Symbol	PAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$22	0.21%
[181],[182]
Expenses Paid, Amount	$ 22	[181]
Expense Ratio, Percent	0.21%	[181]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.24%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R4	13.24	8.58	10.39
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[183]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class R5
Trading Symbol	PAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$6	0.06%
[184],[185]
Expenses Paid, Amount	$ 6	[184]
Expense Ratio, Percent	0.06%	[184]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.39%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	13.39	8.74	10.54
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[186]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class R6
Trading Symbol	PEFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(4)	-0.04%
[187],[188]
Expenses Paid, Amount	$ (4)
Expense Ratio, Percent	(0.04%)	[187]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.56%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	13.56	8.85	10.61
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[189]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2060 Fund
Class Name	Class Y
Trading Symbol	PRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2060 Fund (previously known as Putnam Retirement Advantage Plus 2060 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$6	0.06%
[190],[191]
Expenses Paid, Amount	$ 6	[190]
Expense Ratio, Percent	0.06%	[190]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2060 Fund returned 13.40%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	13.40	8.74	10.51
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
S&P Target Date To 2060 Index	20.34	9.79	11.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,622,242
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$86,622,242
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	117%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[192]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2060 Fund to Putnam Retirement Advantage Plus 2060 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2060 Fund to Franklin Retirement Advantage Plus 2060 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class A
Trading Symbol	PCJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.28%
[193],[194]
Expenses Paid, Amount	$ 30	[193]
Expense Ratio, Percent	0.28%	[193]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.53%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class A	13.53	8.70	10.21
Class A (with sales charge)	7.00	7.42	9.05
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[195]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class C
Trading Symbol	PCJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.03%
[196],[197]
Expenses Paid, Amount	$ 110	[196]
Expense Ratio, Percent	1.03%	[196]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2065 Fund returned 12.69%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class C	12.69	7.89	9.39
Class C (with sales charge)	11.69	7.89	9.39
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[198]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class R
Trading Symbol	PCJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.68%
[199],[200]
Expenses Paid, Amount	$ 72	[199]
Expense Ratio, Percent	0.68%	[199]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2065 Fund returned 12.97%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R	12.97	8.24	9.76
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[201]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class R3
Trading Symbol	PCJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$45	0.42%
[202],[203]
Expenses Paid, Amount	$ 45	[202]
Expense Ratio, Percent	0.42%	[202]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.35%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R3	13.35	8.53	10.04
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[204]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class R4
Trading Symbol	PCJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$19	0.18%
[205],[206]
Expenses Paid, Amount	$ 19	[205]
Expense Ratio, Percent	0.18%	[205]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.55%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R4	13.55	8.79	10.31
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[207]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class R5
Trading Symbol	PCJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
[208],[209]
Expenses Paid, Amount	$ 3	[208]
Expense Ratio, Percent	0.03%	[208]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.81%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R5	13.81	8.96	10.49
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[210]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class R6
Trading Symbol	PCJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(7)	-0.07%
[211],[212]
Expenses Paid, Amount	$ (7)
Expense Ratio, Percent	(0.07%)	[211]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.89%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class R6	13.89	9.08	10.59
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[213]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2065 Fund
Class Name	Class Y
Trading Symbol	PCJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2065 Fund (previously known as Putnam Retirement Advantage Plus 2065 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
[214],[215]
Expenses Paid, Amount	$ 3	[214]
Expense Ratio, Percent	0.03%	[214]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2065 Fund returned 13.80%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 20.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets equity and fundamental international equity strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/4/2021)
Class Y	13.80	8.96	10.48
Russell 3000 Index	19.60	11.82	13.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	-0.45
S&P Target Date To 2065+ Index	20.66	10.12	11.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,128,220
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,128,220
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	129%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[216]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2065 Fund to Putnam Retirement Advantage Plus 2065 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2065 Fund to Franklin Retirement Advantage Plus 2065 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.Effective October 1, 2025, management fees for each class of the Fund were restated to reflect the reduced management fee rate that took effect under the Fund’s management agreement based on the number of years remaining until the date referenced in the Fund’s name.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class A
Trading Symbol	PAJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.29%
[217],[218]
Expenses Paid, Amount	$ 31	[217]
Expense Ratio, Percent	0.29%	[217]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class A shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.71%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class A	14.71
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[219]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class C
Trading Symbol	PAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$111	1.04%
[220],[221]
Expenses Paid, Amount	$ 111	[220]
Expense Ratio, Percent	1.04%	[220]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class C shares of Franklin Retirement Advantage Plus 2070 Fund returned 13.79%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class C	13.79
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[222]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class R
Trading Symbol	PAJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.69%
[223],[224]
Expenses Paid, Amount	$ 74	[223]
Expense Ratio, Percent	0.69%	[223]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.24%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R	14.24
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[225]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class R3
Trading Symbol	PAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.36%
[226],[227]
Expenses Paid, Amount	$ 39	[226]
Expense Ratio, Percent	0.36%	[226]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R3 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.63%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R3	14.63
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[228]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class R4
Trading Symbol	PAJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$18	0.17%
[229],[230]
Expenses Paid, Amount	$ 18	[229]
Expense Ratio, Percent	0.17%	[229]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R4 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.76%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R4	14.76
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[231]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class R5
Trading Symbol	PAJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
[232],[233]
Expenses Paid, Amount	$ 4	[232]
Expense Ratio, Percent	0.04%	[232]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R5 shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.92%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R5	14.92
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[234]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class R6
Trading Symbol	PAJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
[235],[236]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[235]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class R6 shares of Franklin Retirement Advantage Plus 2070 Fund returned 15.06%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class R6	15.06
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[237]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Retirement Advantage Plus 2070 Fund
Class Name	Class Y
Trading Symbol	PAJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Retirement Advantage Plus 2070 Fund (previously known as Putnam Retirement Advantage Plus 2070 Fund) for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
[238],[239]
Expenses Paid, Amount	$ 4	[238]
Expense Ratio, Percent	0.04%	[238]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 1, 2025, to July 31, 2026, Class Y shares of Franklin Retirement Advantage Plus 2070 Fund returned 14.92%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Prior to February 20, 2026, security selection in an ESG emerging markets ETF, an ESG ultra-short bond ETF and an ESG high-yield bond ETF.
↑	Post February 20, 2026, security selection in the quantitative international, quantitative U.S. large-capitalization and quantitative small-capitalization equity strategies.

Top detractors from performance:
↓	Prior to February 20, 2026, security selection in a sustainable leaders stock ETF, an ESG international stock ETF and an ESG sustainable future stock ETF.
↓	Post February 20, 2026, security selection in the fundamental U.S. large-capitalization value, fundamental emerging markets and fundamental international strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

Since Inception (8/1/2025)
Class Y	14.92
Russell 3000 Index	21.60
Bloomberg U.S. Aggregate Index	1.88
S&P Target Date To 2065+ Index	21.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,156,876
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,156,876
Total Number of Portfolio Holdings	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[240]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:
Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.
In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Effective June 1, 2026, the portfolio managers for the Fund are Adrian H. Chan, CFA, Brett S. Goldstein, CFA, Laura Green, CFA, Thomas A. Nelson, CFA and Jonathan M. Schreiber, CFA.
Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective February 27, 2026, the Fund’s name changed from Putnam Sustainable Retirement 2070 Fund to Putnam Retirement Advantage Plus 2070 Fund. Effective July 15, 2026, the Fund’s name changed from Putnam Retirement Advantage Plus 2070 Fund to Franklin Retirement Advantage Plus 2070 Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2026, the current total expense cap on each class of the Fund (exclusive of payments under the Fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses (which are separately waived), and extraordinary expenses) was increased so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the Fund’s average net assets.
Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategies changed to pursue the Fund’s investment objective by investing primarily in mutual funds and closed-end funds managed by the Investment Manager or its affiliates that invest primarily in equity, fixed income, and alternatives asset classes. In connection with the foregoing, effective February 27, 2026, the Fund is no longer subject to the following non-fundamental investment policy:Under normal circumstances, the Fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets.In addition, effective February 27, 2026, the Fund’s approximate allocations to each asset class and underlying fund as of February 27, 2026 and its projected approximate allocations to those asset classes and underlying funds as of February 26, 2027 were revised to reflect the changes to the Fund’s principal investment strategies described above.
Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, the following principal risks were added to the Fund’s prospectus: alternative strategies risk, private credit risk, and real estate risk. In addition, effective February 27, 2026, the following risks were removed as principal risks from the Fund’s prospectus: sustainability and ESG investing risk, industry or sector concentration risk, geographic focus risk, and the risks relating to underlying fund investments in exchange-traded funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[5]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[8]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[11]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[20]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[23]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[26]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[29]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[32]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[35]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[38]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[41]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[44]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[47]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[50]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[53]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[56]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[59]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[65]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[68]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[71]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[74]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[77]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[80]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[83]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[86]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[89]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[92]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[95]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[98]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[101]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[104]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[107]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[110]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[113]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[116]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[119]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[125]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[128]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[131]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[134]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[137]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[138]
*	Does not include derivatives, except purchased options, if any.

[139]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[140]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[143]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[146]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[149]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[152]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[155]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[158]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[161]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[162]
*	Does not include derivatives, except purchased options, if any.

[163]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[164]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[165]
*	Does not include derivatives, except purchased options, if any.

[166]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[167]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[170]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[173]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[174]
*	Does not include derivatives, except purchased options, if any.

[175]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[176]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[177]
*	Does not include derivatives, except purchased options, if any.

[178]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[179]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[185]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[186]
*	Does not include derivatives, except purchased options, if any.

[187]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[188]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[189]
*	Does not include derivatives, except purchased options, if any.

[190]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[191]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[194]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[197]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[198]
*	Does not include derivatives, except purchased options, if any.

[199]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[200]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[201]
*	Does not include derivatives, except purchased options, if any.

[202]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[203]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[206]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[207]
*	Does not include derivatives, except purchased options, if any.

[208]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[209]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[210]
*	Does not include derivatives, except purchased options, if any.

[211]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[212]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[213]
*	Does not include derivatives, except purchased options, if any.

[214]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[215]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[216]
*	Does not include derivatives, except purchased options, if any.

[217]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[218]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[221]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[222]
*	Does not include derivatives, except purchased options, if any.

[223]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[224]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[225]
*	Does not include derivatives, except purchased options, if any.

[226]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[227]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[230]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[233]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[234]
*	Does not include derivatives, except purchased options, if any.

[235]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[236]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[237]
*	Does not include derivatives, except purchased options, if any.

[238]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[239]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[240]
*	Does not include derivatives, except purchased options, if any.